Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000005546 | Top10HoldingMontgomery County, Trinity Health Credit GroupBNY-61336PES6
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005546 | Top10HoldingMaryland Dept. of Housing & Community Dev., Tender Option Bond Trust ReceiptsBNY-88035UNV5
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005546 | Top10HoldingMaryland HHEFA, Johns Hopkins Health SystemBNY-57421CGD0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005546 | Top10HoldingMontgomery CountyBNY-6133408D3
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005546 | Top10HoldingMaryland Economic Dev., Howard Hughes Medical InstituteBNY-574205FY1
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005546 | Top10HoldingMaryland HHEFA, Johns Hopkins Univ.BNY-574217VC6
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005546 | Top10HoldingMaryland HHEFA, Univ. of Maryland Medical SystemBNY-574217V28
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005546 | Top10HoldingWashington Suburban Sanitary Dist., Tender Option Bond Trust ReceiptsBNY-88035UGT8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005546 | Top10HoldingHousing Opportunities Commission of Montgomery County, Tender Option Bond Trust ReceiptsBNY-88035TVD9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005546 | Top10HoldingMaryland HHEFA, Pooled Loan ProgramBNY-574215RD3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005546 | Other0BNY-45203UAS2
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000005546 | 0BNY-61336PES6
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000005546 | 0BNY-57421CGD0
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000005546 | 0BNY-45203UAS2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193184 | Top10HoldingMontgomery County, Trinity Health Credit GroupBNY-61336PES6
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193184 | Top10HoldingMaryland Dept. of Housing & Community Dev., Tender Option Bond Trust ReceiptsBNY-88035UNV5
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193184 | Top10HoldingMaryland HHEFA, Johns Hopkins Health SystemBNY-57421CGD0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193184 | Top10HoldingMontgomery CountyBNY-6133408D3
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193184 | Top10HoldingMaryland Economic Dev., Howard Hughes Medical InstituteBNY-574205FY1
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193184 | Top10HoldingMaryland HHEFA, Johns Hopkins Univ.BNY-574217VC6
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193184 | Top10HoldingMaryland HHEFA, Univ. of Maryland Medical SystemBNY-574217V28
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193184 | Top10HoldingWashington Suburban Sanitary Dist., Tender Option Bond Trust ReceiptsBNY-88035UGT8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193184 | Top10HoldingHousing Opportunities Commission of Montgomery County, Tender Option Bond Trust ReceiptsBNY-88035TVD9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193184 | Top10HoldingMaryland HHEFA, Pooled Loan ProgramBNY-574215RD3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193184 | Other0BNY-45203UAS2
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000193184 | 0BNY-61336PES6
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000193184 | 0BNY-57421CGD0
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000193184 | 0BNY-45203UAS2
Holdings [Line Items]
Percent of Net Asset Value	0.90%